UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Municipal Bonds and Notes—97.3% †		Principal Amount	Fair Value
Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,500,000	$2,991,475
Arizona—1.7%
City of Phoenix
5.00%	07/01/19	5,000,000	5,266,600
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	9,260,905	(a)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,715,400
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,174,130	(b)
			27,417,035
Arkansas—0.1%
University of Arkansas
5.00%	11/01/46	1,250,000	1,475,037	(c)
California—11.3%
Bay Area Toll Authority
5.00%	04/01/31	10,000,000	10,000,000	(b)
California Educational Facilities Authority
5.00%	10/01/32	5,255,000	7,029,771
5.25%	10/01/39	6,000,000	6,614,340
6.13%	10/01/36	1,500,000	1,829,730
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,943,600
6.00%	07/01/39	5,000,000	5,705,200
6.50%	10/01/33	3,500,000	3,992,520	(b)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	6,585,000	7,856,416
California State Public Works Board
5.00%	10/01/28	1,500,000	1,760,940
5.13%	10/01/31	2,000,000	2,344,940
5.25%	09/01/29	10,160,000	12,297,664
6.00%	04/01/26	8,475,000	9,641,668
California State University
4.00%	11/01/45	5,900,000	6,323,030	(c)
5.00%	11/01/41	2,000,000	2,386,400	(c)
Coast Community College District
5.00%	08/01/33	1,260,000	1,533,319
Coast Community College District (AGMC Insured)
5.00%	08/01/33	8,750,000	9,602,250	(a,b)
Kaweah Delta Health Care District
4.00%	06/01/45	2,500,000	2,557,700

Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	9,045,760
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000,000	5,055,450
San Diego Community College District
5.00%	08/01/41	10,000,000	11,447,400
State of California
5.00%	02/01/31 - 09/01/45	20,720,000	24,366,667
5.25%	04/01/35 - 11/01/40	12,750,000	14,841,740
State of California Department of Water Resources
5.00%	12/01/29	8,150,000	10,054,981
University of California
5.00%	05/15/38	4,000,000	4,642,040
University of California (AMBAC Insured)
5.00%	05/15/34	2,225,000	2,225,957	(a)
			179,099,483
Colorado—1.7%
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	2,082,176
Regional Transportation District
4.25%	11/01/36	3,405,000	4,078,101
5.00%	11/01/27 - 11/01/29	13,760,000	17,406,440
5.38%	06/01/31	2,500,000	2,855,175
			26,421,892
Connecticut—5.2%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40 - 07/01/46	13,275,000	14,953,163
Hartford County Metropolitan District
5.00%	11/01/42	9,000,000	10,499,490
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	3,295,000	3,925,502
State of Connecticut
5.00%	01/01/22 - 01/01/24	8,600,000	10,084,816
State of Connecticut Special Tax Revenue
5.00%	11/01/26 - 09/01/34	35,250,000	41,315,082
Town of Fairfield
5.00%	08/01/21	1,000,000	1,197,620
			81,975,673
Delaware—1.5%
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	10,960,300	(b)
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	7,015,806
Delaware Transportation Authority
5.00%	06/01/45	4,000,000	4,660,560
State of Delaware
5.00%	07/01/28	1,000,000	1,155,680
			23,792,346
District of Columbia—2.7%
District of Columbia
5.00%	06/01/38	3,000,000	3,540,450
5.50%	04/01/36	15,000,000	16,499,100

District of Columbia Water & Sewer Authority
5.00%	10/01/39	15,000,000	17,772,000
5.25%	10/01/29	5,000,000	5,549,850	(b)
			43,361,400
Florida—1.2%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,179,490	(b)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	10,167,654
County of Miami-Dade Public Facilities Revenue
4.00%	06/01/34 - 06/01/36	4,970,000	5,159,015
Tampa Health System Revenue
4.00%	11/15/46	2,750,000	2,877,875	(c)
			19,384,034
Georgia—7.2%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,558,744
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,875,210	(b)
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,589,959
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	21,601,585
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,960,975
6.25%	11/01/39	10,000,000	11,849,300	(b)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	13,102,330	(a)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,748,225
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,436,650
5.25%	01/01/19	2,490,000	2,776,599
State of Georgia
4.00%	07/01/32	3,350,000	3,707,881
4.50%	01/01/29	3,000,000	3,263,370
5.00%	08/01/22	4,460,000	4,717,431	(b)
5.00%	08/01/22 - 01/01/26	4,790,000	5,168,958
			114,357,217
Hawaii—1.9%
City & County of Honolulu
5.00%	04/01/33	10,000,000	11,206,400	(b)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	18,472,254
			29,678,654
Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,510,560
Idaho Housing & Finance Assoc. (NPFG Insured)
5.00%	07/15/22 - 07/15/24	17,625,000	17,847,251	(a,b)
			22,357,811

Illinois—2.8%
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46	1,000,000	1,134,600
5.63%	01/01/35	5,000,000	5,805,600
5.75%	01/01/39	11,500,000	13,474,205
Illinois State Toll Highway Authority
5.00%	12/01/32	8,050,000	9,610,734
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.40%	06/15/19	1,065,000	1,135,780	(a,b)
5.40%	06/15/19	2,935,000	3,113,272	(a)
5.65%	06/15/22	375,000	442,489	(a,d)
5.65%	06/15/22	3,930,000	4,347,366	(a)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	4,000,000	4,714,240	(a)
			43,778,286
Indiana—0.7%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,812,575	(b)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000,000	7,821,240
			10,633,815
Iowa—0.3%
Iowa Finance Authority
5.25%	12/01/25	5,000,000	5,323,550
Kentucky—2.1%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 02/01/34	4,180,000	4,844,979
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	11,869,292	(a,b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	16,820,246
			33,534,517
Louisiana—1.6%
City of New Orleans LA Sewerage Service Revenue
5.00%	06/01/44 - 06/01/45	5,900,000	6,661,383
East Baton Rouge Sewerage Commission
5.00%	02/01/39	4,000,000	4,612,560
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%	02/01/44	3,165,000	3,547,047
State of Louisiana
5.00%	09/01/19	10,050,000	11,320,521
			26,141,511
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	369,198	(b)
5.25%	07/01/21	1,475,000	1,713,832
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,145,420
6.00%	07/01/34	1,250,000	1,454,337	(b)
			4,682,787

Maryland—3.2%
City of Baltimore
5.00%	07/01/38	9,375,000	10,871,437
County of Baltimore
5.00%	02/01/23	7,525,000	9,053,102
County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	10,500,312
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,291,630
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300,000	3,610,308
State of Maryland
5.00%	11/01/18	4,000,000	4,426,840
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	9,151,581	(b)
			50,905,210
Massachusetts—5.6%
Commonwealth of Massachusetts
5.00%	06/15/27	14,000,000	17,350,480
Massachusetts Department of Transportation
5.00%	01/01/37	11,130,000	12,326,809
Massachusetts Development Finance Agency
5.00%	10/01/46	4,250,000	4,922,138
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34	10,000,000	11,139,200
5.50%	11/15/36	4,000,000	4,484,800
5.75%	07/01/39	5,000,000	5,637,050	(b)
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	6,000,750
Massachusetts Water Resources Authority
5.00%	08/01/32 - 08/01/41	7,140,000	8,365,839
6.50%	07/15/19	8,160,000	8,797,459	(d)
University of Massachusetts Building Authority
5.00%	11/01/31	7,450,000	9,133,402
			88,157,927
Michigan—1.1%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,945,340
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,279,450	(a)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	6,692,040
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,193,430
			17,110,260
Missouri—1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,998,434
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,828,069
Metropolitan St. Louis Sewer District
5.00%	05/01/45	1,500,000	1,762,740

Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,334,000
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,248,019
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,475
			20,697,737
Nebraska—0.7%
Omaha Public Power District
4.00%	02/01/34 - 02/01/36	10,250,000	11,082,302
			11,082,302
Nevada—0.1%
City of Las Vegas (AGMC Insured)
5.55%	06/01/16	985,000	992,506	(a)
New Jersey—4.9%
New Jersey Economic Development Authority
5.25%	06/15/40	4,000,000	4,384,480
5.50%	12/15/29	5,000,000	5,456,000
New Jersey Educational Facilities Authority
6.00%	12/01/17	10,000,000	10,603,400	(d)
New Jersey Educational Facilities Authority (AGMC Insured)
4.00%	07/01/33	2,500,000	2,640,325	(a)
New Jersey Health Care Facilities Financing Authority
5.00%	07/01/39	1,500,000	1,696,275
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	1,000,000	1,058,650	(a)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	8,192,325
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	21,000,000	24,279,360
5.25%	01/01/40	10,000,000	11,064,900
New Jersey Transportation Trust Fund Authority
5.00%	06/15/45	2,250,000	2,385,990
5.25%	06/15/36	5,000,000	5,343,400
			77,105,105
New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	9,200,000	10,325,964
5.00%	12/15/26	12,000,000	12,370,320	(b)
			22,696,284
New York—8.7%
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,639,100	(b)
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/41	13,750,000	16,300,833
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	11,037,100
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 02/01/41	25,000,000	28,872,750
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,681,350
5.13%	01/15/44	10,000,000	11,185,500

New York State Dormitory Authority
5.00%	03/15/36 - 10/01/45	15,000,000	18,918,650
5.50%	05/01/37	2,500,000	2,846,050	(b)
6.00%	07/01/40	2,000,000	2,331,480
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,712,680
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	10,112,220
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	6,170,000	6,817,973	(b)
5.00%	11/15/26	3,830,000	4,233,261
Westchester County Healthcare Corp.
3.75%	11/01/37	1,000,000	991,060
6.13%	11/01/37	2,500,000	2,911,525
			137,591,532
North Carolina—1.3%
City of Charlotte
5.00%	06/01/23	4,320,000	5,008,176
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,399,900
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,550,450	(b)
State of North Carolina
4.75%	05/01/30	4,130,000	4,649,554
			20,608,080
Ohio—5.0%
American Municipal Power Inc.
5.00%	02/15/38	4,705,000	5,070,202	(b)
5.00%	02/15/38	295,000	312,809
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,937,100
City of Columbus
5.00%	07/01/26	15,130,000	18,878,760	(b)
5.00%	08/15/29 - 08/15/30	2,925,000	3,559,523
City of Columbus Sewerage Revenue Prerefunded @ 100% of Par
4.50%	06/01/32	700,000	743,701	(b)
4.75%	06/01/31	5,000,000	5,332,700	(b)
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	2,067,858	(b)
Northeast Ohio Regional Sewer District
5.00%	11/15/38	12,000,000	14,019,720
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,685,500	(b)
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,964,440
Ohio Water Development Authority
5.00%	12/01/32 - 12/01/33	10,900,000	13,470,904
			79,043,217
Oklahoma—0.6%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	6,065,490
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	4,056,535
			10,122,025

Pennsylvania—3.3%
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36	8,000,000	8,884,480
Delaware River Port Authority
5.00%	01/01/29	5,000,000	5,901,400
Pennsylvania Turnpike Commission
5.00%	06/01/29 - 12/01/32	11,500,000	12,790,400
5.25%	06/01/39	9,500,000	10,494,650
6.00%	12/01/34	12,000,000	14,341,560	(e)
			52,412,490
Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,458,340
6.50%	09/15/28	1,000,000	1,130,660
			2,589,000
South Carolina—2.5%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,708,874
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,547,970	(a)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	13,950,240
5.50%	01/01/38	14,970,000	16,841,699	(b)
			40,048,783
Tennessee—1.7%
County of Shelby
5.00%	03/01/21	3,500,000	4,030,530
Metropolitan Government of Nashville & Davidson County
5.00%	05/15/25	10,000,000	10,477,300	(b)
State of Tennessee
5.00%	05/01/19	1,000,000	1,086,790	(b)
Tennessee State School Bond Authority
5.00%	11/01/40	10,000,000	11,845,100
			27,439,720
Texas—10.0%
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	15,502,786
City of Austin Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450,000	5,613,282	(a)
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/36	20,470,000	24,429,588
5.25%	11/15/30 - 11/15/31	12,000,000	14,110,720
Dallas Area Rapid Transit
5.00%	12/01/41	13,160,000	15,545,250
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	6,038,900
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,354,640
North Texas Tollway Authority
5.00%	09/01/31 - 01/01/38	5,500,000	6,308,585
5.75%	01/01/38 - 01/01/40	16,470,000	17,880,820	(b)
5.75%	01/01/40	5,005,000	5,369,514
6.00%	01/01/38	5,000,000	5,919,650

Tarrant Regional Water District
5.00%	03/01/29	12,500,000	15,259,875
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	12,049,928
The University of Texas System
5.00%	08/15/26	10,000,000	12,902,900
			159,286,438
Utah—1.5%
County of Utah Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	8,000,000	8,469,680	(a)
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,572,560
Utah Transit Authority
5.00%	06/15/42	10,000,000	11,248,800
			24,291,040
Virginia—0.3%
Virginia Resources Authority
5.25%	11/01/38	2,390,000	2,653,737	(b)
5.25%	11/01/38	2,610,000	2,871,339
			5,525,076

Total Municipal Bonds and Notes (Cost $1,424,149,688)			1,544,111,255

Short-Term Investments—1.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares			22,201,530	(f,g)
0.28%
(Cost $22,201,530)

Total Investments (Cost $1,446,351,218)			1,566,312,785

Other Assets and Liabilities, net—1.3%			20,659,646

NET ASSETS—100.0%			$1,586,972,431

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	The security is insured by AGC, AGMC, AMBAC, or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of March 31, 2016 (as a percentage of net assets).

(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.

(e)	Step coupon bond.

(f)	Coupon amount represents effective yield.

(g)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2016.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

NPFG	National Public Finance Guaranty Corporation

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Municipal Bonds and Notes	$—	$1,544,111,255	$—	$1,544,111,255
Short-Term Investments	22,201,530	—	—	22,201,530

Total Investments in Securities	$22,201,530	$1,544,111,255	$—	$1,566,312,785

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,446,394,895	$120,435,083	$(517,193)	$119,917,890

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company agreed to sell to State Street Corporation the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). The Transaction is not expected to result in any change in the investment objectives or policies of any of the Funds. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. The closing of the Transaction will result in the automatic termination of each Fund’s investment advisory contract and sub-advisory contract (for the Elfun Government Money Market Fund). The Funds’ Board of Trustees has considered and approved a new investment advisory contract with SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of State Street Corporation (“State Street”), for each of the Funds (collectively, “New Agreements”). The New Agreements will be presented to the Funds’ unitholders for approval. Subject to requisite approval by the unitholders of the Funds, the New Agreements would take effect upon termination of the current advisory and sub-advisory contracts when the Transaction closes.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: May 26, 2016

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 26, 2016